Post-employment benefits	12 Months Ended
Mar. 31, 2022
Employee Benefits [Abstract]
Post-employment benefits	Employee benefits expenses

(EUR thousand)		For the financial year ended March 31
Employee benefits expenses	Note	2022	2021	2020
Salaries and bonuses		(72,488)	(52,413)	(105,436)
Social security charges		(14,138)	(11,502)	(21,012)
Social costs		(2,592)	(1,003)	(2,588)
Defined benefit plans	29	(1,560)	(1,169)	(1,199)
Other personnel expenses		(1,427)	(350)	(1,651)
Total		(92,205)	(66,437)	(131,886)
For the financial year ended March 31, 2022 salaries and bonuses increased as grants offsetting the salaries expenses in various jurisdictions ceased to be applicable, and bonus schemes were reimplemented due to the overall business recovery.
For further details regarding key management personnel remuneration, including pension obligations and other remuneration, please refer to Note 40.
Post-employment benefitsThe Group offers its employees’ pension plans and other post-employment benefit plans. The specific features of these plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. The employee benefits are accounted for in accordance with the revised IAS 19.
Commitments regarding retirement pension and family pension for employees in Switzerland are secured externally through a defined benefit plan and accounted for accordingly. For employees in Austria, Korea, Italy, Turkey and France, the commitment relates to a severance benefit paid at retirement as governed by local law.
For the financial year ended March 31, 2022, new retirement and severance benefit plans have been registered in Italy and Slovakia, governed by local law and in Japan and Spain, governed by individual employment contracts.
For employees in Australia, the commitment relates to a long service leave plan, as governed by local law.

(EUR thousand)	As of March 31
	2022	2021	2020
Balance sheet obligations for:
Pension benefits liability	4,190	7,020	7,619
Long service leave	487	536	343
Income statement (credit) charge for:
Pension benefits	1,398	1,106	1,155
Long service leave	(46)	199	76
Other comprehensive (income)/loss:
Remeasurements of post employment benefit obligations	(3,826)	(52)	2,162
The table below reconciles the net obligation in respect of the Group’s pension plans and other post-employment benefit plans with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2022	2021	2020

Defined benefit obligation as of April 1	17,149	16,939	12,822
Current service cost	2,152	721	1,202
Interest expense	73	99	166
Contributions by employees	1,807	1,473	838
(Gain)/loss from change in demographic assumptions	(350)	—	—
(Gain)/loss from change in financial assumptions	(2,342)	(130)	1,915
Experience (gains)/loss	(1,102)	94	211
Past service cost and gains and losses on settlements	(373)	—	—
Benefits paid	(4,377)	(1,369)	(884)
Settlements	(219)	23	(2)
Exchange differences	945	(701)	671
Defined benefit obligation as of March 31	13,363	17,149	16,939

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2022	2021	2020
Opening balance fair value of plan assets	10,130	9,320	7,760
Interest income	24	28	79
Return on plan assets (excluding amounts included in net interest costs)	32	16	(36)
Contributions by employer	620	684	714
Contributions by employees	1,807	1,473	838
Benefits paid	(4,174)	(981)	(575)
Exchange differences	734	(410)	540
Closing balance fair value of plan assets as of March 31	9,173	10,130	9,320

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2022	2021	2020
Current service cost	2,152	721	1,202
Interest cost	49	71	87
Past service cost	(373)	—	—
Effect of any curtailments/settlements (+/-)	(219)	23	(3)
Unrealized FX impact	(211)	291	(131)
Total net periodic cost (income)	1,398	1,106	1,155
The expected charge to the income statement relating to post-employment plans for the financial year ending March 31, 2023 amounts to EUR1.0 (EUR1.3 for the financial year ended March 31, 2022, EUR1.5 for the financial year ended March 31, 2021).
Actuarial valuations of the Group’s benefit obligations were computed by the Group with assistance from external actuaries as of March 31, 2022, 2021 and 2020. These calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	1.10%	1.10%	1.20%	1.00%	2.80%	22.50%	0.30%	1.40%	1.10%
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	19.00%	3.00%	8.40%	—
Future pension increases	—	—	—	—	—	—	—	—	—

(%)
As of March 31, 2021
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	0.40%	0.20%	0.40%	0.30%	2.00%	12.50%	—	—	—
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	15.00%	—	—	—
Future pension increases	—	—	—	—	—	—	—	—	—

(%)
As of March 31, 2020
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	0.90%	0.30%	0.90%	0.80%	2.00%	12.00%	—	—	—
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	15.00%	—	—	—
Future pension increases	—	—	—	—	—	—	—	—	—
Assumptions regarding future mortality experience are set based on actuarial advice in accordance with published statistics and experience in each territory. Mortality assumptions for the Group´s most significant country, Switzerland, are based on the mortality table BVG 2020 as of financial years ended March 31, 2022 and 2021, and BVG 2015 as of financial year ended March 31, 2020 for future and current retirees.

(Retirement age)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	64	67	60	Individual	65	Individual	67
- Female	62	64	62	67	60	Individual	65	Individual	67

(Retirement age)
As of March 31, 2021
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	64	67	60	Individual	-	-	-
- Female	62	64	62	67	60	Individual	-	-	-

(Retirement age)
As of March 31, 2020
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	64	67	60	Individual	-	-	-
- Female	62	64	62	67	60	Individual	-	-	-

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	11.49	17.02	15.78	9.64	11.87	8.96	8.67	23.28	11.67
Expected contributions as of March 31, 2022 in EUR thousands	—	629	—	—	—	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	12.10	20.50	16.40	9.80	12.10	13.30	—	—	—
Expected contributions as of March 31, 2021 in EUR thousands	—	694	—	—	—	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	13.50	20.90	16.40	10.20	12.90	13.20	—	—	—
Expected contributions as of March 31, 2020 in EUR thousands	—	725	—	—	—	—	—	—	—
The table below shows the fair value of plan assets relating to the Group’s pension and other post-employment plans, split by asset category:

(EUR thousands)	As of March 31
	2022		2021		2020
Plan assets are comprised as follows:	Value	%	Value	%	Value	%
Insurance contracts	9,173	100.0%	10,130	100.0%	9,320	100.0%
Total	9,173	100%	10,130	100%	9,320	100%
The pension plans in Switzerland are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2022	2021	2020
Present value of defined benefit obligation	13,362	17,149	16,939
Fair value of plan assets	(9,172)	(10,130)	(9,320)
Deficit in the plan	4,190	7,019	7,619
Experience adjustments on defined benefit obligation	1,102	(94)	(211)
The employer contributions to post-employment benefit plans are as of March 31, 2022 EUR0.6 million (EUR0.7 million as of March 31, 2021, EUR0.7 million as of March 31, 2020).
The tables below summarizes the percentage change in the Net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2022
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.9%	+8.9%	+8.2%	+5.0%	+6.0%	+3.8%	+4.4%	+12.2%	+6.0%
Discount rate - increase by 0.5%	-5.5%	-7.8%	-7.4%	-4.6%	-5.5%	-3.5%	-4.2%	-10.8%	-5.6%
Salary growth rate - decrease by 0.5%	-5.4%	-0.9%	-7.4%	-4.4%	-5.5%	-3.6%	-4.1%	-10.2%	-5.6%
Salary growth rate - increase by 0.5%	+5.7%	+0.9%	+8.1%	+4.7%	+5.9%	+3.8%	+4.30	+11.40	+6.00
Actuarial basis (mortality) (10.0)%	—	+1.1%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.1%	—	—	—	—	—	—	—

(%)
As of March 31, 2021
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+6.2%	+11.0%	+8.6%	+5.1%	+6.2%	+6.2%	—	—	—
Discount rate - increase by 0.5%	-5.8%	-9.4%	-7.8%	-4.7%	-5.7%	-5.7%	—	—	—
Salary growth rate - decrease by 0.5%	-5.7%	-1.1%	-7.7%	-4.4%	-5.6%	-5.5%	—	—	—
Salary growth rate - increase by 0.5%	+6.0%	+1.2%	+8.4%	+4.7%	+6.0%	+6.0%	—	—	—
Actuarial basis (mortality) (10.0)%	—	+1.7%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.6%	—	—	—	—	—	—	—

(%)
As of March 31, 2020
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+6.9%	+11.2%	+8.6%	+5.3%	+6.6%	+6.1%	—	—	—
Discount rate - increase by 0.5%	-6.4%	-9.6%	-7.7%	-4.8%	-6.1%	-5.6%	—	—	—
Salary growth rate - decrease by 0.5%	-6.3%	-1.4%	-7.7%	-4.6%	-6.0%	-5.5%	—	—	—
Salary growth rate - increase by 0.5%	+6.7%	+1.4%	+8.4%	+5.0%	+6.5%	+5.9%	—	—	—
Actuarial basis (mortality) (10.0)%	—	+1.6%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.5%	—	—	—	—	—	—	—

Commitments regarding retirement pension and family pension for employees in Sweden are secured through an insurance policy with Alecta. This is a defined benefit plan that includes several employers. The pension plan according to the supplementary pensions for salaried employees, ITP (industrins tilläggspension) which is secured by insurance policies with Alecta, is reported as a defined contribution plan. Please note that the related liabilities and assets amounting to EUR2.6 million as of March 31, 2022 (EUR2.5 million as of March 31, 2021, EUR2.0 million as of March 31, 2020) are presented under “Other non-current financial liabilities” (Note 27) and “Other non-current receivables” (Note 17), respectively.
Other pension provisions are related to pension plans for senior management. The plans have been treated as defined contribution plans. Commitments regarding endowment insurances were secured through three insurance policies with Danica, Skandia and SEB. Please note that the receivables related to these insurance policies are presented under “Other non-current receivables” (Note 17).